Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income		$ 14,000	$ 556	$ 19,601
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		19,862	15,871	10,021
Stock-based compensation		1,942	2,035	1,955
Accretion of discount on Series B Debentures		194	52
Amortization of premium and accrued interest on marketable securities			509	(516)
Net changes in operating assets and liabilities
Trade receivables, net and unbilled receivables		(7,588)	(5,253)	(5,435)
Other operating assets		509	3,688	(3,309)
Deferred tax assets, net		(1,567)	(8,840)	1,664
Trade payables		(1,870)	(1,388)	1,101
Other operating liabilities		(174)	806	2,223
Deferred revenues		2,349	1,249	(1,035)
Accrued severance pay, net		43	(37)	(231)
Net cash provided by operating activities		27,700	9,248	26,039
Cash flows from investing activities:
Purchase of property and equipment		(1,914)	(2,622)	(4,664)
Capitalized software development costs		(5,160)	(5,567)	(5,545)
Net cash paid for acquisitions (b)		(18,507)	(100,381)	(4,382)
Investment in marketable securities				(9,017)
Proceeds from sales of marketable securities			35,369	13,898
Net cash used in investing activities		(25,581)	(73,201)	(9,710)
Cash flows from financing activities:
Proceeds from employee stock options exercised		895	2,453	890
Distribution to ultimate parent for a business acquisition under common control (c)				(1,440)
Repayment of loans		(237)	(56)	(824)
Issuance of Series B Debentures, net	[1]		78,229
Distribution of dividend		(9,978)	(9,851)	(9,786)
Payments of contingent considerations		(61)	(766)
Dividend to non-controlling interest		(47)		(73)
Net cash provided by (used in) financing activities		(9,428)	70,009	(11,233)
Effect of exchange rate changes on cash		470	4,503	68
Increase (decrease) in cash, and cash equivalents and restricted cash		(6,839)	10,559	5,164
Cash, cash equivalents and restricted cash at beginning of year		71,467	60,908	55,744
Cash and cash equivalents and restricted cash at end of year		64,628	71,467	60,908
(a) Cash paid during the year for:
Interest paid, net		2,067	713	48
Income taxes		2,853	2,705	1,196
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)		2,317	4,816	1,547
Other long-term assets		(186)	(1,336)	(2,089)
Other long-term liabilities		3,766	16,599	1,420
Goodwill and other intangible assets		(24,404)	(120,460)	(5,260)
Fair value of net assets and liabilities acquired		(18,507)	(100,381)	(4,382)
(c) Non-cash transactions:
Disposal of property		(155)
Property and equipment purchase incurred but unpaid at period end		$ 76	$ 247	$ 116

[1]	Net of $956 of debt discount and issuance costs